Wages, Salaries and Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Wages, Salaries and Benefits

	2020 RMB million	2019 RMB million	2018 RMB million
Wages, salaries, bonuses and allowances	16,412	19,385	17,865
Employee welfare and benefits	128	143	170
Pension (Note 38(a))	2,149	2,571	2,306
Medical insurance (note (a))	725	789	706
Staff housing fund (note (b))	1,195	1,056	948
Staff housing allowances (note (c))	214	186	109
Early retirement benefits (note (d))	4	22	30

	20,827	24,152	22,134

Notes:

(a)	Medical insurance
Majority of the Group’s PRC employees participate in the medical insurance schemes organized by municipal governments.

(b)	Staff housing fund
In accordance with the relevant PRC housing regulations, the Group is required to contribute to the state-sponsored housing fund for its employees. At the same time, the employees are required to contribute an amount equal to the Group’s contribution. The employees are entitled to claim the entire sum of the fund contributed under certain specified withdrawal circumstances. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits.

(c)	Staff housing allowances
The Group also provides staff housing allowances in cash to eligible employees. The total entitlement of an eligible employee is principally provided over a period of 20 years. Upon an eligible employee’s resignation or retirement, his or her entitlement would cease and any unpaid entitlement related to past service up to the date of resignation or retirement would be paid
.

(d)	Early retirement benefits
The Group implements an early retirement scheme which allows eligible employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retirement employees’ basic salaries and certain welfare in the future on a monthly basis according to the early retirement scheme, together with social insurance and housing fund pursuant to the regulation of the local government. The benefits of the early retirement scheme are calculated based on factors including the remaining number of years of service from the date of early retirement to the normal retirement date and the benefits the early retirement employees enjoyed. The present value of the future cash flows expected to be required to settle the obligations is recognized as a provision in “other long-term liabilities”.

2020

	Fees RMB’000	Salaries, allowances and benefits in kind RMB’000	Performance related bonuses RMB’000	Pension scheme contributions RMB’000	Total RMB’000
Executive Directors
Liu Shaoyong*	—	—	—	—	—
Wang Junjin***	—	—	—	—	—
Li Yangmin*	—	—	—	—	—
Tang Bing*	—	—	—	—	—
Yuan Jun* & ***	—	—	—	—	—
Jiang Jiang*****	—	2,325	—	36	2,361
Independent non-executive Directors
Lin Wanli***	—	—	—	—	—
Shao Ruiqing	200	—	—	—	200
Cai Hongping	200	—	—	—	200
Dong Xuebo	60	—	—	—	60
Supervisors
Xi Sheng*	—	—	—	—	—
Gao Feng***	—	536	—	23	559
Zhou Huaxin*****	—	45	—	2	47
Fang Zhaoya*	—	—	—	—	—

Total	460	2,906	—	61	3,427

2019

	Fees RMB’000	Salaries, allowances and benefits in kind RMB’000	Performance related bonuses RMB’000	Pension scheme contributions RMB’000	Total RMB’000
Executive Directors
Liu Shaoyong*	—	—	—	—	—
Ma Xulun* & ****	—	—	—	—	—
Wang Junjin**	—	—	—	—	—
Li Yangmin* & **	—	—	—	—	—
Tang Bing* & **	—	—	—	—	—
Yuan Jun*	—	—	—	—	—
Independent non-executive Directors
Lin Wanli	—	—	—	—	—
Li Ruoshan***	200	—	—	—	200
Ma Weihua***	200	—	—	—	200
Shao Ruiqing	200	—	—	—	200
Cai Hongping	200	—	—	—	200
Dong Xuebo**	5	—	—	—	5
Supervisors
Xi Sheng*	—	—	—	—	—
Gao Feng	—	665	—	21	686
Li Jinde* & ***	—	—	—	—	—
Fang Zhaoya* & **	—	—	—	—	—

Total	805	665	—	21	1,491

2018

	Fees RMB’000	Salaries, allowances and benefits in kind RMB’000	Performance related bonuses RMB’000	Pension scheme contributions RMB’000	Total RMB’000
Executive Directors
Liu Shaoyong*	—	—	—	—	—
Ma Xulun* & ****	—	—	—	—	—
Xu Zhao* & ***	—	—	—	—	—
Gu Jiadan* & ***	—	—	—	—	—
Li Yangmin* & ***	—	—	—	—	—
Tang Bing* & ***	—	—	—	—	—
Tian Liuwen* & ***	—	—	—	—	—
Yuan Jun**	—	867	—	14	881
Independent non-executive Directors
Lin Wanli**	—	—	—	—	—
Li Ruoshan	200	—	—	—	200
Ma Weihua	200	—	—	—	200
Shao Ruiqing	200	—	—	—	200
Cai Hongping	200	—	—	—	200
Supervisors
Xi Sheng*	—	—	—	—	—
Gao Feng**	—	251	—	19	270
Li Jinde* & **	—	—	—	—	—
Ba Shengji* & ***	—	—	—	—	—
Hu Jidong* & ***	—	—	—	—	—
Feng Jinxiong******	—	346	—	8	354
Jia Shaojun* & ***	—	—	—	—	—

Total	800	1,464	—	41	2,305

*
These directors and supervisors of the Company received emoluments from CEA Holding, the parent company, part of which were in respect of their services to the Company and its subsidiaries. No apportionment has been made as it is impracticable to apportion those amounts between their services to the Group and their services to CEA Holding.

**	These directors and supervisors of the Company were newly appointed or elected during the years ended December 31, 2020, 2019 and 2018, respectively.

***	These directors and supervisors of the Company resigned during the years ended December 31, 2020, 2019 and 2018, respectively.

****	Mr. Ma Xulun resigned on February 1, 2019.

*****
Mr. Jiang Jiang was newly appointed as Employee Representative Director on December 28, 2020 and Mr. Zhou Huaxin was newly appointed as Supervisor on December 10, 2020. Their salaries, allowances and benefits in kind were listed as being Managers.

******	Mr. Feng Jinxiong passed away due to illness during the year ended December 31, 2018.

Summary of information about benefits of directors

(e)	Directors’ and executive’s remuneration
Directors’ and executive’s remuneration for the year, disclosed pursuant to the Listing Rules, section 383(1)(a), (b), (c) and (f) of the Hong Kong Companies Ordinance and Part 2 of the Companies (Disclosure of Information about Benefits of Directors) Regulation, is as follows:

	2020 RMB’000	2019 RMB’000	2018 RMB’000
Fees	460	805	800

Other emoluments:
Salaries, allowances and benefits in kind	2,906	665	1,464
Performance related bonuses*	—	—	—
Pension scheme contributions	61	21	41

	3,427	1,491	2,305

*	No executive directors of the Company are entitled to bonus payments which are determined as a percentage of the profit after tax of the Group.

Summary of Five Highest Paid Individuals
During the years ended December 31, 2020, 2019 and 2018, no directors and supervisors waived their emoluments.

(f)	Five highest paid individuals
One of the Company’s directors and supervisors was among the five highest paid individuals in the Group for the year ended December 31, 2020 (2019: Nil). The emoluments payable to the five highest paid individuals were as follows:
	2020 RMB’000	2019 RMB’000
Wages, salaries and allowances	10,495	11,413
Performance related bonuses*	—	—
Pension scheme contributions	172	185

	10,667	11,598

*	None of the above highest paid individuals are entitled to bonus payments which are determined as a percentage of the profit after tax of the Group.

The number of five highest paid individuals whose emoluments fell within the following bands is as follows:

	Number of individuals
	2020	2019
HK$2,000,001 to HK$2,500,000	2	2
HK$2,500,001 to HK$3,000,000	3	2
HK$3,000,001 to HK$3,500,000	—	1